Inventory - Schedule of Inventory of Finished Goods and Capitalized Freight (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory of Finished Goods and Capitalized Freight [Line Items]
Total inventory	$ 1,140,512	$ 1,142,377	$ 1,204,788
United States [Member]
Schedule of Inventory of Finished Goods and Capitalized Freight [Line Items]
Total inventory	1,119,736	1,119,886	1,142,630
Ireland [Member]
Schedule of Inventory of Finished Goods and Capitalized Freight [Line Items]
Total inventory	$ 20,776	$ 22,491	$ 62,158